Rockefeller Global Equity ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Banking - 8.3%
ICICI Bank Ltd., ADR	258,654	$7,837,216
JPMorgan Chase & Co.	39,273	12,218,616
Lloyds Banking Group PLC	8,518,338	9,969,697
Mitsubishi UFJ Financial Group, Inc.	603,025	9,120,433
Oversea-Chinese Banking Corp. Ltd.	739,501	9,676,670
Svenska Handelsbanken AB - Class A	405,982	5,333,258
Swedbank AB - Class A	270,428	8,233,204
		62,389,094

Consumer Discretionary Products - 0.8%
Denso Corp.	414,427	5,814,702

Consumer Staple Products - 1.1%
Haleon PLC, ADR	863,932	8,008,650

Financial Services - 6.4%
AerCap Holdings NV	101,359	13,200,996
American Express Co.	32,058	11,564,282
Intercontinental Exchange, Inc.	64,775	9,475,935
Visa, Inc. - Class A	40,493	13,797,585
		48,038,798

Health Care - 5.4%
Becton Dickinson & Co.	37,600	6,719,496
Eli Lilly & Co.	10,987	9,480,243
Intuitive Surgical, Inc.(a)	10,535	5,628,640
IQVIA Holdings, Inc.(a)	33,802	7,316,781
Lonza Group AG	7,251	5,005,922
Roche Holding AG	18,514	5,971,068
		40,122,150

Industrial Products - 10.4%
Atlas Copco AB - Class A	407,728	6,878,866
Boeing Co. (a)	47,624	9,573,376
Carrier Global Corp.	75,484	4,490,543
Epiroc AB - Class A	232,938	4,937,280
GE Aerospace	55,712	17,212,222
GE Vernova, Inc.	14,167	8,289,678
Hitachi Ltd.	249,408	8,609,599
Keysight Technologies, Inc.(a)	35,782	6,546,675
Schneider Electric SE	18,525	5,262,007
Siemens AG	20,883	5,918,537
		77,718,783

Industrial Services - 3.3%
RELX PLC	168,803	7,445,234
Rentokil Initial PLC	1,515,563	8,397,006
Republic Services, Inc. - Class A	42,785	8,909,549
		24,751,789

Insurance - 6.2%
AIA Group Ltd.	1,245,277	12,088,746
Allstate Corp.	57,729	11,056,258
Reinsurance Group of America, Inc.	75,839	13,837,584
Willis Towers Watson PLC	29,148	9,126,239
		46,108,827

Materials - 3.9%
Air Liquide SA	58,679	11,372,781
Cie de Saint-Gobain SA	58,554	5,681,036
Heidelberg Materials AG	34,010	7,972,566
Shin-Etsu Chemical Co. Ltd.	132,849	4,014,229
		29,040,612

Media - 11.1%
Alphabet, Inc. - Class A	138,307	38,890,545
Meta Platforms, Inc. - Class A	37,205	24,121,862
Tencent Holdings Ltd., ADR	159,020	12,939,457
Uber Technologies, Inc.(a)	76,883	7,419,210
		83,371,074

Oil & Gas - 5.0%
Kinder Morgan, Inc.	414,643	10,859,500
Shell PLC, ADR	242,762	18,187,729
TotalEnergies SE, ADR	131,187	8,165,079
		37,212,308

Retail & Wholesale - Discretionary - 7.5%
Alibaba Group Holding Ltd., ADR	71,450	12,177,224
Amazon.com, Inc.(a)	120,696	29,476,377
AutoZone, Inc.(a)	2,517	9,248,540
MercadoLibre, Inc.(a)	2,220	5,166,517
		56,068,658

Retail & Wholesale - Staples - 0.6%
BJ’s Wholesale Club Holdings, Inc.(a)	52,524	4,635,768

Software & Tech Services - 7.8%
Datadog, Inc. - Class A(a)	39,442	6,421,552
Microsoft Corp.	75,037	38,854,909
ServiceNow, Inc.(a)	3,987	3,665,170
Shopify, Inc. - Class A(a)	53,570	9,313,680
		58,255,311

Tech Hardware & Semiconductors - 18.3%
Advanced Micro Devices, Inc.(a)	68,574	17,563,173
Apple, Inc.	57,343	15,503,827
Applied Materials, Inc.	54,235	12,642,178
ASML Holding NV	6,531	6,917,831
Broadcom, Inc.	22,817	8,433,848
Nintendo Co. Ltd.	150,636	12,755,487
NVIDIA Corp.	94,916	19,219,541
Samsung Electronics Co. Ltd.	271,394	20,477,175
Sony Group Corp.	424,668	11,941,591
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	39,338	11,818,315
		137,272,966

Telecommunications - 2.1%
AT&T, Inc.	124,521	3,081,895
KDDI Corp.	328,700	5,251,988
KT Corp., ADR	417,745	7,749,170
		16,083,053

Utilities - 1.2%
CMS Energy Corp.	118,381	8,706,923

TOTAL COMMON STOCKS (Cost $435,336,908)		743,599,466

TOTAL INVESTMENTS - 99.4% (Cost $435,336,908)		$743,599,466
U.S. Bank Money Market Deposit Account (MMDA) - 0.5%		3,782,231
Other Assets in Excess of Liabilities - 0.1%		671,359
TOTAL NET ASSETS - 100.0%		$748,053,056

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Non-income producing security.